Notes Payable (Details) - USD ($)												6 Months Ended	12 Months Ended
	May 08, 2024	Apr. 09, 2024	Mar. 27, 2024	Nov. 30, 2023	Aug. 11, 2023	Mar. 31, 2023	Feb. 22, 2023	Feb. 09, 2023	Feb. 03, 2023	Jan. 03, 2023	Jul. 29, 2020	Jun. 30, 2024	Dec. 31, 2023	Mar. 04, 2024	Feb. 09, 2024	Aug. 30, 2023	Jul. 30, 2023	Jul. 07, 2023	Apr. 30, 2023	Feb. 14, 2023	Jan. 30, 2023	Dec. 31, 2022	Jul. 08, 2022
Notes Payable [Line Items]
Percentage of amortizing promissory note											6.00%
Aggregate principal amount													$ 2,109,375
Outstanding principal balance													$ 578,290
Notes bear interest rate													10.00%
Revenues total						$ 1,965,000
Net cash proceeds							$ 737,700	$ 2,271,818	$ 540,000					$ 1,000,000									$ 499,600
Aggregate of common shares (in Shares)																		4,231
Total cash proceeds		$ 2,000,000	$ 1,250,000
Exercise price (in Dollars per share)										$ 5,460						$ 102.96	$ 211.64	$ 260	$ 773.24	$ 0.13	$ 1,994.72	$ 39
Percentage of aggregate cap													10.00%
Percentage of cash transaction fee													6.00%
Percentage of diligence and expense fee													1.00%
Percentage of number of common shares													8.00%
Warrants exercise price (in Dollars per share)	$ 34.97						$ 35.88	$ 35.88	$ 35.88	$ 0.001
Percentage of conversion price													90.00%
Percentage of default penalty													40.00%
Percentage of conversion option common shares													90.00%
Floor price (in Dollars per share)													$ 39
Percentage of dividend yield												0.00%	0.00%
Percentage of expected volatility												160.80%	160.45%
Percentage of risk-free interest rate												4.50%	4.68%
Total outstanding balance													$ 389,226
Purchase and Sale of Future Revenues Agreement [Member]
Notes Payable [Line Items]
Effective interest rate													65.10%
Spartan Capital Securities, LLC [Member]
Notes Payable [Line Items]
Issuance of warrant common shares (in Shares)													6,663
Minimum [Member]
Notes Payable [Line Items]
Notes bear interest rate													8.00%
Revenues outstanding balance				$ 1,375,500
Terms interest rates													3.74%
Maximum [Member]
Notes Payable [Line Items]
Notes bear interest rate													15.00%
Revenues outstanding balance				1,965,000
Terms interest rates													9.94%
6% Amortizing Promissory Note [Member]
Notes Payable [Line Items]
Aggregate principal amount											$ 1,037,500
Amendment fee											$ 84,362
Outstanding principal balance													$ 562,411
Accrued interest balance													142,883
6% Subordinated Promissory Notes [Member]
Notes Payable [Line Items]
Aggregate principal amount													500,000
Accrued interest balance													$ 27,083
Percentage of subordinated promissory notes													6.00%
Interest rate													10%
Total outstanding principal balance													$ 500,000
Purchase and Sale of Future Revenues Agreement [Member]
Notes Payable [Line Items]
Outstanding principal balance													1,807,800
Net cash proceeds				$ 865,500		1,410,000
ACH payments amount						$ 39,300
Debt discount													555,000
Net of debt discounts													$ 438,916
Purchase and Sale of Future Revenues Agreement [Member] | Note Payable [Member]
Notes Payable [Line Items]
Effective interest rate													72.40%
Private Placement of OID Promissory Notes and Warrants [Member]
Notes Payable [Line Items]
Aggregate principal amount					$ 3,125,000
Percentage of subordinated promissory notes					20.00%
Total outstanding principal balance													$ 29,355
Net of debt discounts													$ 3,095,645
Aggregate of common shares (in Shares)					3,153
Total cash proceeds					$ 2,218,000
Exercise price (in Dollars per share)													$ 237.9
Percentage of aggregate subscription													1.00%
Interest rate													18.00%
Conversion price (in Dollars per share)													$ 39
Percentage of dividend yield													0.00%
Percentage of expected volatility													145.37%
Percentage of risk-free interest rate													5.37%
Estimated fair value common shares price (in Dollars per share)													$ 240.76
Note Payable [Member]
Notes Payable [Line Items]
Debt discount													$ 510,000
Subsequent Event [Member] | 6% Subordinated Promissory Notes [Member]
Notes Payable [Line Items]
Notes bear interest rate															6.00%
Warrant [Member]
Notes Payable [Line Items]
Warrants exercise price (in Dollars per share)													$ 261.69
Percentage of dividend yield													0.00%
Percentage of expected volatility													161.60%
Percentage of risk-free interest rate													4.50%